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						Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933


                                                                  March 23, 2020


                                 PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


    FUND                                         DATE OF PROSPECTUS
    Pioneer Strategic Income Fund                February 1, 2020
    Pioneer Emerging Markets Equity Fund         February 1, 2020
    Pioneer Equity Income Fund                   March 1, 2020
    Pioneer Flexible Opportunities Fund          March 1, 2020
    Pioneer Floating Rate Fund                   March 1, 2020
    Pioneer Global High Yield Fund               March 1, 2020
    Pioneer Global Multisector Income Fund       March 1, 2020
    Pioneer High Yield Fund                      March 1, 2020
    Pioneer ILS Bridge Fund                      March 1, 2020
    Pioneer ILS Interval Fund                    March 1, 2020
    Pioneer Mid Cap Value Fund                   March 1, 2020
    Pioneer International Equity Fund            April 1, 2019
    Pioneer Select Mid Cap Growth Fund           April 1, 2019
    Pioneer AMT-Free Municipal Fund              May 1, 2019
    Pioneer Fund                                 May 1, 2019
    Pioneer Real Estate Shares                   May 1, 2019
    Pioneer Core Equity Fund                     May 1, 2019
    Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2019
    Pioneer Dynamic Credit Fund                  August 1, 2019
    Pioneer Fundamental Growth Fund              August 1, 2019
    Pioneer Bond Fund                            November 1, 2019
    Pioneer Balanced ESG Fund                    December 1, 2019
    Pioneer Multi-Asset Income Fund              December 1, 2019
    Pioneer Solutions - Balanced Fund            December 1, 2019
    Pioneer Disciplined Growth Fund              December 31, 2019
    Pioneer Disciplined Value Fund               December 31, 2019
    Pioneer Global Equity Fund                   December 31, 2019
    Pioneer High Income Municipal Fund           December 31, 2019
    Pioneer Corporate High Yield Fund            December 31, 2019
    Pioneer Short Term Income Fund               December 31, 2019


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FUND SUMMARY
The following replaces the corresponding information under the heading "Principal Risks" in the section entitled "Fund summary":

MARKET RISK. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues or adverse investor sentiment. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom's exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illness or public health issues, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with
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significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected. The fund may experience a substantial or complete loss on any individual security or derivative position.


































                                                                   32034-00-0320
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC